Cash and cash equivalents (Details) € in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Cash and cash equivalents
Cash at banks		€ 358,016	€ 288,052	€ 357,630
Term deposits		733,537	713,446	515,632
Money market funds		199,243	149,711	99,977
Cash on hand			3	2
Total cash and cash equivalents	$ 320.5	€ 1,290,796	€ 1,151,211	€ 973,241	€ 340,314